Phosphate Business Disposition (Details) - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Assets and Liabilities Held for Sale
Gain on sale of phosphate business			$ 750,100,000	$ 0	$ 0
Depreciation, depletion and amortization			392,500,000	$ 410,600,000	$ 419,800,000
Phosphate mining and manufacturing business
Assets and Liabilities Held for Sale
Amount of asset retirement obligation trust and escrow funds transferred			200,000,000
Depreciation, depletion and amortization			$ 0
Point Lisas Nitrogen Limited (PLNL)
Assets and Liabilities Held for Sale
Ownership interest (as a percent)			50.00%
Asset Purchase Agreement | Mosaic | Phosphate mining and manufacturing business
Assets and Liabilities Held for Sale
Cash consideration received as per definitive agreement	$ 1,400,000,000
Gain on sale of phosphate business	$ 750,100,000
After tax gain on sale of phosphate business		$ 461,000,000	$ 462,800,000